INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Non marketable equity securities	$ 90.7	$ 90.7
Impairment and downward adjustments	0.0	0.0	$ 7.7
ClickHouse Inc
Schedule of Equity Method Investments [Line Items]
Non marketable equity securities	$ 89.7	$ 89.7